Goodwill and Other Intangible Assets - Rollforward of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Roll Forward]
Balance, beginning	$ 209.3
Balance, ending	199.5	$ 209.3
Europe Building Products
Goodwill [Roll Forward]
Balance, beginning	209.3	196.9
Foreign exchange impact	(9.8)	12.4
Balance, ending	$ 199.5	$ 209.3